Shareholder Report, Holdings (Details) - C000007337	Apr. 30, 2026
U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	34.80%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	31.70%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Investment Company
Holdings [Line Items]
Percent of Net Asset Value	10.20%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	8.00%